Capital Stock and Changes in Capital Accounts (Narrative incentive plan) (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 22, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance		13,444,759
Compensation cost on restricted stock		$ 4,826	$ 4,931
Unrecognized cost for unvested restricted shares		$ 19,992		$ 16,873
Total compensation cost not yet recognized, Period for recognition		2 years 3 months 29 days
Granted		1,750,000	1,470,000
Restricted Stock | Executive Management And Non-Executive Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized cost for unvested restricted shares	$ 7,945
Granted	1,750,000